Investment Portfolioas of March 31, 2026 (Unaudited)
DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)

Common Stocks 98.2%
Australia 4.5%
Dexus	214,911	882,597
Gemlife Communities Group (Units)*	86,343	265,576
Goodman Group	180,339	3,227,682
HomeCo Daily Needs REIT REG S	605,034	496,412
Mirvac Group	504,977	621,028
NEXTDC Ltd.*	46,824	373,244
Scentre Group	660,711	1,527,808
Vicinity Ltd.	520,474	846,896
(Cost $8,569,381)		8,241,243
Belgium 1.1%
Aedifica SA	12,672	1,022,259
Montea NV	2,949	224,672
Warehouses De Pauw CVA	27,905	724,544
(Cost $1,882,934)		1,971,475
Canada 1.9%
Chartwell Retirement Residences (Units)	25,580	369,973
Choice Properties Real Estate Investment Trust (a)	124,275	1,372,198
Granite Real Estate Investment Trust	19,221	1,130,241
RioCan Real Estate Investment Trust	42,385	578,600
(Cost $3,278,398)		3,451,012
France 2.2%
Covivio SA	9,823	586,813
Klepierre SA	27,303	1,028,529
Unibail-Rodamco-Westfield*	22,488	2,494,888
(Cost $2,885,397)		4,110,230
Germany 1.6%
Sirius Real Estate Ltd.	328,674	403,418
TAG Immobilien AG	60,108	943,792
Vonovia SE	64,199	1,616,013
(Cost $2,843,811)		2,963,223
Hong Kong 3.5%
Henderson Land Development Co., Ltd.	128,000	474,212
Hongkong Land Holdings Ltd.	79,800	622,775
Hysan Development Co., Ltd.	236,000	566,313
Link REIT	312,536	1,446,197
Sun Hung Kai Properties Ltd.	146,500	2,439,896
SUNeVision Holdings Ltd. (a)	333,000	232,427
Swire Properties Ltd.	216,200	629,409
(Cost $5,460,158)		6,411,229

Japan 9.6%
Activia Properties, Inc.	303	268,570
Daiwa Securities Living Investments Corp. (a)	1,159	777,568
Hoshino Resorts REIT, Inc.	103	157,848
Invincible Investment Corp.	1,631	611,485
Japan Metropolitan Fund Invest	1,260	884,225
Japan Real Estate Investment Corp.	552	406,453
KDX Realty Investment Corp.	1,895	1,924,577
Keihanshin Building Co., Ltd.	80,000	992,773
Mitsubishi Estate Co., Ltd.	65,100	1,808,949
Mitsui Fudosan Co., Ltd.	333,400	3,551,728
Mitsui Fudosan Logistics Park, Inc.	2,104	1,498,521
Mori Trust Reit, Inc.	156	70,284
Nippon Prologis REIT, Inc.	1,977	1,063,670
Nomura Real Estate Master Fund, Inc.	945	932,570
Sumitomo Realty & Development Co., Ltd.	88,600	2,518,154
(Cost $14,806,016)		17,467,375
Netherlands 0.2%
CTP NV 144A (Cost $257,868)	20,775	348,371
Singapore 3.3%
CapitaLand Ascendas REIT	392,300	757,861
CapitaLand Integrated Commercial Trust	878,400	1,575,569
Centurion Accommodation REIT (a)	1,919,900	1,657,622
City Developments Ltd.	54,900	353,521
Keppel REIT	607,000	421,630
Lendlease Global Commercial REIT	827,191	345,496
UOL Group Ltd.	113,500	864,993
(Cost $5,798,018)		5,976,692
Spain 0.8%
Merlin Properties Socimi SA (Cost $1,004,607)	92,158	1,492,049
Sweden 1.6%
Castellum AB	28,385	327,306
Catena AB	11,437	534,029
Fastighets AB Balder "B"*	225,468	1,319,358
Wihlborgs Fastigheter AB	72,270	659,171
(Cost $2,831,069)		2,839,864
Switzerland 1.7%
Swiss Prime Site AG (Registered) (Cost $2,740,742)	18,850	3,187,812
United Kingdom 3.0%
Big Yellow Group PLC	33,100	372,034
British Land Co. PLC	285,133	1,346,351
Grainger PLC	261,160	567,904
LondonMetric Property PLC	382,354	923,223
Segro PLC	200,540	1,721,337
UNITE Group PLC	83,793	508,929
(Cost $5,112,934)		5,439,778
United States 63.2%
Agree Realty Corp. (REIT)	31,804	2,397,385
American Healthcare REIT, Inc. (REIT)	20,995	990,124

American Homes 4 Rent "A", (REIT)	42,914	1,198,159
Brixmor Property Group, Inc. (REIT)	107,113	3,084,854
Camden Property Trust (REIT)	28,528	2,786,044
CareTrust REIT, Inc. (REIT)	63,111	2,313,018
COPT Defense Properties (REIT)	45,057	1,378,744
Cousins Properties, Inc. (REIT)	32,268	728,289
Curbline Properties Corp. (REIT)	25,241	650,965
Digital Realty Trust, Inc. (REIT)	26,770	4,824,222
EastGroup Properties, Inc. (REIT)	8,390	1,552,905
Equinix, Inc. (REIT)	11,660	11,429,598
Equity Residential (REIT)	72,538	4,290,623
Essential Properties Realty Trust, Inc. (REIT)	57,449	1,744,152
Extra Space Storage, Inc. (REIT)	31,023	4,068,046
First Industrial Realty Trust, Inc. (REIT)	37,622	2,176,433
Gaming and Leisure Properties, Inc. (REIT)	66,461	2,948,875
Healthpeak Properties, Inc. (REIT)	56,667	931,039
Host Hotels & Resorts, Inc. (REIT)	153,382	2,938,799
Iron Mountain, Inc. (REIT)	36,417	3,719,632
Janus Living, Inc. "A", (REIT)*	52,429	1,235,752
Mid-America Apartment Communities, Inc. (REIT)	19,408	2,370,105
National Storage Affiliates Trust (REIT)	66,717	2,517,900
Omega Healthcare Investors, Inc. (REIT)	11,845	519,048
Prologis, Inc. (REIT)	89,951	11,889,723
Public Storage (REIT)	4,216	1,142,030
Realty Income Corp. (REIT)	117,850	7,210,063
Regency Centers Corp. (REIT)	48,420	3,663,457
Simon Property Group, Inc. (REIT)	33,426	6,234,952
SL Green Realty Corp. (REIT)	22,358	825,904
Sun Communities, Inc. (REIT)	23,099	2,909,550
Ventas, Inc. (REIT)	62,978	5,150,341
Welltower, Inc. (REIT)	67,705	13,385,956
(Cost $90,356,309)		115,206,687
Total Common Stocks (Cost $147,827,642)		179,107,040

Rights 0.0%
Singapore
CapitaLand Ascendas REIT* (Cost $0)	9,651	901

Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (b) (c) (Cost $1,741,660)	1,741,660	1,741,660

Cash Equivalents 11.7%
DWS Central Cash Management Government Fund, 3.66% (b) (Cost $21,330,271)	21,330,271	21,330,271

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $170,899,573)	110.9	202,179,872
Other Assets and Liabilities, Net	(10.9)	(19,837,197)
Net Assets	100.0	182,342,675
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (b) (c)
484,279	1,257,381 (d)	—	—	—	1,856	—	1,741,660	1,741,660
Cash Equivalents 11.7%
DWS Central Cash Management Government Fund, 3.66% (b)
732,317	26,796,762	6,198,808	—	—	7,670	—	21,330,271	21,330,271
1,216,596	28,054,143	6,198,808	—	—	9,526	—	23,071,931	23,071,931
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $1,667,469, which is 0.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
At March 31, 2026 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Retail REITs	34,262,927	19%
Specialized REITs	31,022,337	17%
Industrial REITs	26,891,713	15%
Health Care REITs	25,547,536	14%
Real Estate Management & Development	24,024,151	13%
Residential REITs	17,066,503	9%
Diversified REITs	10,965,380	6%
Office REITs	4,643,617	3%
Hotel & Resort REITs	3,708,132	2%
IT Services	605,672	0%
Health Care Providers & Services	369,973	0%
Total	179,107,941	98%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$8,241,243	$—	$8,241,243
Belgium	—	1,971,475	—	1,971,475
Canada	3,451,012	—	—	3,451,012
France	—	4,110,230	—	4,110,230
Germany	—	2,963,223	—	2,963,223
Hong Kong	—	6,411,229	—	6,411,229
Japan	—	17,467,375	—	17,467,375
Netherlands	—	348,371	—	348,371
Singapore	—	5,976,692	—	5,976,692
Spain	—	1,492,049	—	1,492,049
Sweden	—	2,839,864	—	2,839,864
Switzerland	—	3,187,812	—	3,187,812
United Kingdom	—	5,439,778	—	5,439,778
United States	115,206,687	—	—	115,206,687
Rights	—	901	—	901
Short-Term Investments (a)	23,071,931	—	—	23,071,931
Total	$141,729,630	$60,450,242	$—	$202,179,872

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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